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Miami • May 5-7, 2026

RWA House

Figure's home for real-world asset builders, investors, and operators during Consensus Miami.

Read the whitepaper RSVP to our events

What's happening inside RWA House

Real-world assets are moving on-chain faster than any other category in crypto — the RWA market crossed $382 billion as of April 2026, a $362 billion increase in a single year.

Figure is where a lot of that movement is happening. YLDS, the first SEC-registered yield-bearing stablecoin, brings compliant yield on-chain. Hastra's PRIME token crossed $350M in TVL on Solana in under four months, without market makers or liquidity incentives. OPEN launched with FGRS as the first blockchain-native equity traded solely on blockchain rails.

RWA House is where we bring those conversations together. Over three days, Figure hosts founders, allocators, protocol builders, and the press to talk about what's working, what's next, and where the real institutional capital is headed.

Programming


First Sip
Hosted By:
FIGURE

MAY 5 • 6:00 PM

First Sip at RWA House

Opening reception. Cocktails, conversation, and the people shaping real-world assets.

RSVP on Luma


Real
Yield
Summit
Lunch @RWA House

MAY 6 • 12:00 PM

The Real Yield Summit

Fireside chats and a working lunch with founders, allocators, and operators building yield on-chain.

RSVP on Luma


Happy
Hour

MAY 7 • 5:00 PM

Liquid Assets Happy Hour

Closing the week with the RWA community — partners, protocols, and press.

RSVP on Luma

+ additional events • see the full calendar on Luma

The Reading Room

Everything you need before you walk in.



FIGURE · APRIL 2026
Capital Markets, Rebuilt
The Case for the On-Chain Value Layer
Whitepaper

FLAGSHIP WHITEPAPER

Capital Markets, Rebuilt

Figure's thesis on the on-chain value layer — why tokenized wrappers aren't enough, and how the full credit lifecycle now lives on-chain.

- ✓ **$382B+** RWA market on-chain
- ✓ **$22B+** HELOCs originated to date
- ✓ **$350M+** PRIME TVL in 4 months

Read the whitepaper

Companion Briefings

Democratized Prime

On-chain lending marketplace • hourly yield

→

YLDS

The first SEC-registered yield-bearing stablecoin

→

Hastra / PRIME

Liquid staking on Solana • real yield from HELOCs

→

Who you'll meet from Figure



Todd Stevens

Chief Capital Officer



Reid Simon

President of Digital Assets



Roger Gelfand

Head of Institutional Partnerships



Karl Samsen

Business Leader for YLDS

Built with our ecosystem

RWA Consortium Partners

SOLANA | phantom | kamino | Chainlink

Gauntlet | PROVENANCE BLOCKCHAIN | Stellar | BitGo | + more

Come find us in Miami

Tell us who you are and what you're working on. We'll route you to the right person at Figure.

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What Should We Know?

I am a...

- [ ] Allocator
- [ ] Originator
- [ ] Exchange or Treasury
- [ ] Press or Media
- [ ] Developer or Ecosystem

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By submitting, you agree to Figure's privacy policy. We'll only use your info to follow up about RWA House and related Figure updates.

Figure Lending LLC dba Figure
650 S. Tryon Street, 8th Floor, Charlotte, NC 28202

RWA House is a private event hosted by Figure Technology Solutions, Inc. (NASDAQ: FIGR) during Consensus Miami 2026. Attendance is by invitation or RSVP. Nothing on this page constitutes an offer to sell or a solicitation of an offer to buy any securities. YLDS is registered with the SEC. FGRS is a publicly traded share class of Figure Technology Solutions, Inc.

This page contains forward-looking statements based on current expectations that are subject to risks and uncertainties. Actual results may differ materially. Figure undertakes no obligation to update any forward-looking statements except as required by law.

Privacy · Terms

This material has been prepared by personnel of Figure Technology Solutions, Inc. ("Figure"), and shall not constitute an offer to sell or a solicitation of an offer to buy the foregoing investments, nor shall there be any sale of these tokens in any state or jurisdiction in which such offer, solicitation or sale would not be permitted. There is the possibility of losing some or all of the money invested in the above tokens. Digital currency is not legal tender, is not backed by the government, and digital currency held in wallets are not subject to FDIC or SIPC protections.

Figure provides the underlying technology infrastructure used to facilitate the creation and operation of Forge Participation Interest tokens. The content reflects general market commentary and discussion of emerging financial technologies. Investors should ensure that they obtain all available relevant information before making any investment. Any forecasts, figures, opinions or investment techniques and strategies set out are for information purposes only, based on certain assumptions and current market conditions and are subject to change without prior notice.

The information contained within this material is provided for general educational purposes only and does not constitute an offer to sell or a solicitation of an offer to buy any security, digital asset, or financial product. Past performance and yields are not reliable indicators of current and future results. Rates associated with the mentioned products are not guaranteed and subject to change. References to Democratized Prime, Figure Forge, Hastra, PRIME, wYLDS, or other products or protocols relate to conceptual features of these systems and may not reflect final product design, availability, eligibility, or performance. Any yields, rates, lending activity, or liquidity referenced are illustrative and not guarantees of future returns. Digital asset lending and participation in on-chain protocols involve significant risks, including loss of principal, volatility in digital asset prices, smart-contract vulnerabilities, auction-driven rate changes, and potential illiquidity. Access to real-world assets (RWAs) or credit exposures through digital tokens may be limited by regulatory, technical, or operational constraints and may not be available in all jurisdictions.

Investment products: Not FDIC Insured, No Bank Guarantee, May Lose Value.

YLDS Stablecoins are unsecured face-amount certificates and solely backed by the assets of Figure Certificate Company (FCC), who is the issuer of the certificates. More information on YLDs and FCC available at ylds.com.

The On-Chain Public Equity Network (OPEN) includes a variety of services offered by the Figure Group of companies. Included in the services offered by OPEN is a Figure Markets MPC wallet for self-custody of digital equities and digital assets. Cross-collateralization and portfolio margin capabilities through OPEN are enabled by Figure's decentralized lending marketplace, Democratized Prime. Public equity trading is made available through an Alternative Trading System ("Figure ATS") operated by FINRA/SIPC member Figure Securities, Inc.

Check the background of this firm on FINRA's BrokerCheck here: https://brokercheck.finra.org/firm/summary/307093.

Investment in common stock. Trading on OPEN via the Figure ATS, including Class A or blockchain-native shares, involves a high degree of risk and may result in the loss of part or all of your investment, as prices can fluctuate significantly due to market conditions and company performance, may be volatile and difficult to sell, are not guaranteed to provide returns or dividends, and may be adversely affected by dilution, regulatory changes, or, where applicable, risks associated with blockchain technology. Additionally, this security may not be suitable for all investors. Before investing you should: (1) conduct your own investigation and analysis; (2) carefully consider the investment and all related charges, expenses, uncertainties and risks, including all uncertainties and risks described in offering materials; and (3) consult with your own investment, tax, financial and legal advisors

Investing in cryptocurrencies involves significant risks. Cryptocurrency trading is not available in NY. Please click here for risk disclosures on investing and trading in cryptocurrencies.

Figure Payments Corporation offers self-directed investors and traders cryptocurrency services. It is neither licensed with the SEC or the CFTC nor is it a Member of NFA. Figure Payments Corporation's NMLS ID number is 2033432, and is located at 100 West Liberty Street, Suite 600, Reno, NV., 89501. You can verify Figure Payments licensing status at the NMLS Consumer Access website. Click here for Figure Crypto's state license and regulatory disclosures.

Productive debt, on-chain credit, and composable yield mechanisms depend on third-party infrastructure, including blockchain networks, oracles, and liquidity providers, each of which may fail, become unavailable, or perform in unexpected ways. Historical data, including the size of loan originations or descriptions of credit quality, do not predict or assure future performance. Nothing herein should be interpreted as investment advice, legal advice, or a recommendation to engage in any lending, staking, or credit-related activity. Users should conduct their own due diligence and consult their advisors before engaging with any digital asset, lending protocol, or RWA-related product.

Hastra and Figure collaborate only on technology integration. Figure does not issue, sponsor, or control PRIME, or wYLDS. Hastra-related tokens are originated in defi through peer-to-peer transactions and on-chain smart-contracts. All digital assets referenced are developed and governed solely by the Hastra protocol and its decentralized governance mechanism.

Democratized Prime uses a Dutch auction method for its borrowers/lenders. There is an inherent risk due to interest rate volatility in a Dutch auction interest rates in the auction may rise rapidly. At the time of acceptance, a loan may be filled with a different or higher interest rate than offered at the time of selection. The interest rate is only fixed at the time of loan approval and not at the time of loan acceptance.

By participating in the Democratized Prime program, you acknowledge and agree to be bound by the applicable legal agreements and terms, depending on your role as a borrower or lender. More information available here.

Figure Securities, Inc., Figure Certificate Company, Figure Payments Corporation, Figure Markets Credit LLC, and Figure Markets, Inc. are each wholly owned subsidiaries of Figure Technology Solutions, Inc. Products and services of all of these entities are offered under the Figure Markets brand. NOTE FOR INVESTORS: When applying for, accounts, subscriptions, products and services, it is important that you know which company you will be dealing with. Please click here for further important information explaining what this means.